Summary of arm’s length transactions with related parties (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
IfrsStatementLineItems [Line Items]
Loan taken	$ 28,844	₨ 2,706,453	₨ 2,479,568	₨ 8,716,246
Loan repaid	$ 31,081	2,916,365	2,427,619	9,400,045
Bank charges		29,041	26,044	25,120
Significant influence group companies [member]
IfrsStatementLineItems [Line Items]
Loan taken
Loan repaid				821,900
Unsecured loan from third party investor				42,712
Bank charges
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Recovery of expenses				594
Loan given				6,300
Interest income				₨ 460